Warrant Liability (Details) $ in Thousands		12 Months Ended
	Feb. 17, 2022 kr / shares shares	Dec. 31, 2022 USD ($)
Reconciliation of changes in fair value measurement, liabilities
Liabilities at beginning of period		$ 7,726
Liabilities at end of period		13,722
EIB Loan Agreement
Warrant Liability
Number of warrants issued | shares	351,036
Exercise price per warrant | kr / shares	kr 1
Warrant liability
Reconciliation of changes in fair value measurement, liabilities
Initial recognition of warrant liability		1,007
Remeasurement of warrant liability		(395)
Foreign currency translation		(39)
Liabilities at end of period		$ 573